OTHER (LOSSES) GAINS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER (LOSSES) GAINS
(Losses) gains on ineffective portion of hedge derivatives		$ (2,707,802)	$ (2,536,079)
Other income and expenses	$ 2,876	(57)	(1,190)
Total	$ 2,876	$ (2,707,859)	$ (2,537,269)